Goodwill and Other Intangible Assets	12 Months Ended
May 31, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

NOTE 4: GOODWILL AND OTHER INTANGIBLE ASSETS

GOODWILL. The carrying amount of goodwill attributable to each reportable operating segment and changes therein are as follows (in millions):

	FedEx Express Segment	FedEx Ground Segment	FedEx Freight Segment	FedEx Services Segment	Total

Goodwill at May 31, 2012	$1,344	$90	$735	$1,528	$3,697
Accumulated impairment charges	-	-	(133)	(1,177)	(1,310)

Balance as of May 31, 2012	1,344	90	602	351	2,387

Goodwill acquired(1)	351	-	-	-	351
Purchase adjustments and other(2)	20	-	-	(3)	17

Balance as of May 31, 2013	1,715	90	602	348	2,755

Goodwill acquired(1)	24	-	-	-	24
Purchase adjustments and other(2)	11	-	-	-	11

Balance as of May 31, 2014	$1,750	$90	$602	$348	$2,790

Accumulated goodwill impairment
charges as of May 31, 2014	$-	$-	$(133)	$(1,177)	$(1,310)

(1)	Goodwill acquired relates to the acquisitions of transportation companies in Poland, France and Brazil in 2013 and the acquisition of transportation companies in Southern Africa in 2014. See Note 3 for related disclosures.
(2)	Primarily currency translation adjustments and acquired goodwill related to immaterial acquisitions.

Our reporting units with significant recorded goodwill include FedEx Express, FedEx Freight and FedEx Office (reported in the FedEx Services segment). We evaluated reporting units for impairment during the fourth quarter of 2014. The estimated fair value of each of these reporting units exceeded their carrying values in 2014 and 2013, and we do not believe that any of these reporting units were at risk as of May 31, 2014.

OTHER INTANGIBLE ASSETS. The net book value of our other intangible assets was $57 million at May 31, 2014 and $72 million at May 31, 2013. Amortization expense for intangible assets was $23 million in 2014, $27 million in 2013 and $18 million in 2012. Estimated amortization expense is expected to be immaterial in 2015 and beyond.